Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC Entities [Member] CNY	Dec. 31, 2010 PRC Entities [Member] CNY	Dec. 31, 2009 PRC Entities [Member] CNY	Dec. 31, 2011 Online game product development costs CNY	Dec. 31, 2010 Online game product development costs CNY	Dec. 31, 2009 Online game product development costs CNY
Summary of Significant Accounting Policies
Foreign Currency Transaction Loss		7,994,077	5,802,680	1,298,050
Total translation adjustment (loss) / gain		5,525,927	(503,180)	124,213
Translations of balances in the balance sheet, statement of operations and statement of cash flow from RMB into United States dollar (“US$”) were calculated at the rate	6.2939	6.2939
Film and television production costs	0	0	4,812,737	0
Construction in progress	761,565	4,793,214	911,395,229
Other income from unactive accounts		10,647,183	0	0
Revenue from inactive accounts		103,939,999	61,931,492	41,027,456
Deferred revenues related to online game operation		463,828,951	396,729,832
Deferred revenues related to licensing		15,573,561	15,865,357
Value added tax refund rate	14.00%	14.00%	14.00%	14.00%
Total amount of net VAT and business tax		114,665,467	99,702,834	70,629,145
Finite-Lived Intangible Assets [Line Items]
Online game development costs capitalization								12,516,776	29,502,827	0
Statutory general reserve rate	10.00%	10.00%	10.00%	10.00%
The maximun percentage of statutory general reserve need to be made over entitie's registered capital	50.00%	50.00%	50.00%	50.00%
Statement [Line Items]
Appropriation to statutory reserves					31,541,131	57,700,883	86,617,974
Advertising expenses		173,454,641	178,102,579	158,403,334
Lease term minimum percentage of the property’s estimated remaining economic life	75.00%	75.00%
Present value of the minimum lease payments, minimum percentage of the fair value of the leased property	90.00%	90.00%